UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

FIRST QUARTER REPORT

January 31, 2011

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 2.93%

	Consumer Products - 0.12%
16,976,305	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (b) (e)	$6,133,539

	Financial Insurance - 2.53%
236,630,000	MBIA Insurance Corp., 14.000%,
	due 1/15/33 (d) (f)	128,963,350

	Manufactured Housing - 0.28%
14,000,000	Fleetwood Homes, Inc. Convertible,
	2.500% (b)	14,000,000

	Total Corporate Debt Instruments
	(Cost $257,154,380)	149,096,889

Shares

Preferred Stocks - 0.00%#

	Insurance & Reinsurance - 0.00%#
4,775	Ecclesiastical Insurance, 8.625%
	(United Kingdom)	8,586
1,022,245	RS Holdings Corp., Convertible,
	Class A (a) (b) (c) (e)	216,372

	Total Preferred Stocks
	(Cost $1,001,188)	224,958

Common Stocks - 89.56%

	Annuities & Mutual Fund
	Management & Sales - 3.68%
6,000,000	Bank of New York Mellon Corp. (The)	187,380,000

	Auto Supply - 0.00%
434,802	ISE, Ltd.[1] (a) (b) (e)	—
217,401	ISE, Ltd., Restricted Voting
	Shares[1] (a) (b) (e)	—

		—

Shares		Value (Note 1)

	Automotive - 6.31%
10,124,600	Toyota Industries Corp. (Japan)	$320,957,714

	Consumer Products - 0.00%#
526,368	Home Products International,
	Inc. (a) (b) (c) (e)	26,318

	Depository Institutions - 2.37%
218,500	Carver Bancorp, Inc. (c)	469,775
10,728,450	Chong Hing Bank, Ltd. (Hong Kong)	31,235,956
10,000,000	KeyCorp	89,000,000

		120,705,731

	Diversified Operations - 9.61%
7,619,728	Brookfield Asset Management, Inc.,
	Class A (Canada)	248,631,725
31,822,822	Wharf (Holdings), Ltd. (The)
	(Hong Kong)	240,406,356

		489,038,081

	Financial Insurance - 0.01%
37	Manifold Capital Holdings,
	Inc. (a) (b) (c) (e)	555,000

	Holding Companies - 24.12%
83,370	Capital Southwest Corp.	8,132,744
42,692,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	704,173,100
10,665,000	Investor AB, Class A (Sweden)	238,280,604
14,384,200	Lai Sun Garment Internatonal,
	Ltd. (Hong Kong) (a)	1,900,268
3,317,350	RHJ International (Belgium) (a) (e)	28,750,548
60,676,500	Wheelock & Co., Ltd. (Hong Kong)	245,923,236

		1,227,160,500

	Insurance & Reinsurance - 0.01%
127,500	Olympus Re Holdings, Ltd.
	(Bermuda) (a) (b) (e)	198,900
32,089	RS Holdings Corp., Class A (a) (b) (e)	6,792

		205,692

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Manufactured Housing - 0.70%
500	Fleetwood Homes,
	Inc. (a) (b) (c) (e)	$35,428,724

	Mutual Holding Companies - 0.19%
131,512	Brooklyn Federal Bancorp, Inc.	118,360
47,859	Colonial Financial Services,
	Inc. (a)	593,452
232,032	FedFirst Financial Corp. (c)	3,248,448
205,511	Gouverneur Bancorp, Inc. (c)	1,808,497
249,757	Home Federal Bancorp, Inc. (c)	3,120,714
242,800	SFSB, Inc. (a) (c)	849,800

		9,739,271

	Non-U.S. Real Estate Operating
	Companies - 18.96%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	152,993,273
30,534,000	Hang Lung Properties, Ltd.
	(Hong Kong)	133,937,371
97,788,054	Henderson Land Development Co.,
	Ltd. (Hong Kong)	677,912,221

		964,842,865

	Oil & Gas Production &
	Services - 7.13%
776,800	Cenovus Energy, Inc. (Canada)	26,885,048
599,098	Cimarex Energy Co.	62,384,075
776,800	EnCana Corp. (Canada)	25,067,336
10,190,000	Nabors Industries, Ltd.
	(Bermuda) (a)	248,636,000

		362,972,459

	Semiconductor Equipment
	Manufacturers & Related - 0.31%
1,000,000	Applied Materials, Inc.	15,690,000

	Steel & Specialty Steel - 7.03%
3,500,000	POSCO, ADR (South Korea)	357,490,000

Shares		Value (Note 1)

	Telecommunications - 1.29%
1,871,861	Sycamore Networks, Inc. (c)	$39,047,020
5,008,450	Tellabs, Inc.	26,544,785

		65,591,805

	U.S. Real Estate Operating
	Companies - 4.91%
18,975,821	FNC Realty Corp. (a) (b) (c)	11,385,493
8,764,203	Forest City Enterprises, Inc.,
	Class A (a) (c)	148,202,673
22,500	Forest City Enterprises, Inc.,
	Class B (a)	377,325
3,420,106	Tejon Ranch Co. (a) (c)	90,017,190

		249,982,681

	Utilities, Utility Service
	Companies & Waste
	Management - 2.93%
8,816,889	Covanta Holding Corp. (c) (e)	149,181,762

	Total Common Stocks
	(Cost $3,396,696,574)	4,556,948,603

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.18%

	Infrastructure - 0.17%
400,000	Brookfield Infrastructure Partners L.P. (Canada)[2]	8,688,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund,
	L.P. (a) (b)	367,955

	Total Limited Partnerships
	(Cost $8,007,814)	9,055,955

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Short Term Investments - 1.97%

	U.S. Government
	Obligations - 1.97%
100,000,000	U.S. Treasury Bill, 0.13%‡,
	due 3/31/11	$99,978,331

	Total Short Term Investments
	(Cost $99,978,331)	99,978,331

	Total Investment
	Portfolio - 94.64%
	(Cost $3,762,838,287)	4,815,304,736
	Other Assets less
	Liabilities - 5.36%	272,937,678

	NET ASSETS - 100.00%	$5,088,242,414

	Investor Class:
	Net assets applicable to 451,752
	shares outstanding	$23,691,065

	Net asset value, offering and
	redemption price per share	$52.44

	Institutional Class:
	Net assets applicable to
	96,570,292 shares outstanding	$5,064,551,349

	Net asset value, offering and
	redemption price per share	$52.44

Notes:
ADR: American Depository Receipt.
PIK: Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is subject to restrictions on resale.
(f)	Variable rate security. The rate disclosed is in effect as of January 31, 2011.
#	Amount represents less than 0.01% of total net assets.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Cayman Islands.
[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	43.01%
United States*	22.07
South Korea	7.03
Japan	6.31
Canada	6.08
Bermuda	4.89
Sweeden	4.68
Belgium	0.57
United Kingdom	0.00 #

Total	94.64%

*	Includes cash equivalents.
#	Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 1.76%

	Oil & Gas - 1.76%
8,278,919	Energy XXI Gulf Coast, Inc., 10.000%, due 6/15/13	$8,692,865
10,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (e)	10,579,750

	Total Corporate Debt Instruments (Cost $14,360,859)	19,272,615

Shares or Units

Common Stocks - 80.41%

	Aerospace & Defense - 0.07%
47,622	Herley Industries, Inc. (a)	782,429

	Agriculture - 3.85%
3,604,487	Viterra, Inc. (Canada)	42,115,642

	Chemicals & Allied Products - 3.89%
431,833	Lanxess AG (Germany)	31,389,159
286,017	Westlake Chemical Corp.	11,074,578

		42,463,737

	Computer Peripherals - 1.92%
707,309	Imation Corp. (a)	7,143,821
397,273	Lexmark International, Inc., Class A (a)	13,840,991

		20,984,812

	Consumer Products - 2.46%
887,713	JAKKS Pacific, Inc. (a)	15,348,557
1,007,308	K-Swiss, Inc., Class A (a)	11,584,042

		26,932,599

	Electronics Components - 6.68%
741,242	Bel Fuse, Inc., Class B (c)	16,166,488
886,668	Electronics for Imaging, Inc. (a)	13,282,287
848,440	Ingram Micro, Inc., Class A (a)	16,748,206

Shares or Units		Value (Note 1)

	Electronics Components (continued)
579,647	MEMC Electronic Materials, Inc. (a)	$6,428,285
668,019	Park Electrochemical Corp.	20,347,859

		72,973,125

	Energy/Services - 6.93%
458,820	Bristow Group, Inc. (a)	23,624,642
1,663,262	Bronco Drilling Co., Inc. (a) (c)	11,509,773
1,355,086	Pioneer Drilling Co. (a)	12,006,062
479,877	Tidewater, Inc.	28,547,883

		75,688,360

	Food Processing - 1.14%
303,682	Sanderson Farms, Inc.	12,484,367

	Forest Products & Paper - 3.93%
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (d)	9,692,797
1,802,751	PH Glatfelter Co.	21,687,095
2,478,445	TimberWest Forest Corp. Units (Canada) (a)	11,583,485

		42,963,377

	Healthcare Services - 4.40%
3,102,628	Cross Country Healthcare, Inc. (a) (c)	22,338,922
885,382	Pharmaceutical Product Development, Inc.	25,800,031

		48,138,953

	Holding Companies - 7.85%
242,431	Ackermans & van Haaren NV (Belgium)	20,785,111
271,539	Brookfield Asset Management, Inc., Class A (Canada)	8,860,318
1,283,102	JZ Capital Partners, Ltd. (Guernsey)	8,118,557
1,039,680	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (d)	6,578,356

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund Portfolio of Investments (continued) at January 31, 2011 (Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	Holding Companies (continued)
495,300	Leucadia National Corp.	$16,107,156
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (a) (b) (c)	25,324,825

		85,774,323

	Industrial Equipment - 1.77%
110,436	Alamo Group, Inc.	2,865,814
980,316	Wacker Neuson SE (Germany) (a)	16,495,637

		19,361,451

	Industrial Services - 0.63%
122,533	UniFirst Corp.	6,832,440

	Information Technology Services - 0.97%
262,396	ManTech International Corp., Class A (a)	10,549,631

	Insurance & Reinsurance - 3.96%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	16,769,442
11,124	E-L Financial Corp., Ltd. (Canada)	5,387,866
698,733	HCC Insurance Holdings, Inc.	21,157,635

		43,314,943

	Life Insurance - 2.44%
153,832	National Western Life Insurance Co., Class A	26,609,859

	Media - 1.19%
195,124	Liberty Media Corp. - Starz Series A (a)	13,008,917

	Metals Manufacturing - 4.49%
955,475	Encore Wire Corp.	21,445,636
578,099	Kaiser Aluminum Corp.	27,581,103

		49,026,739

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 5.82%
4,505,600	Parco Co., Ltd. (Japan) (c)	$42,871,267
4,662,000	Sapporo Holdings, Ltd. (Japan)	20,674,561

		63,545,828

	Oil & Gas - 1.19%
125,270	Cimarex Energy Co.	13,044,365

	Securities Trading Services - 3.89%
514,685	Broadridge Financial Solutions, Inc.	11,781,140
1,668,956	Investment Technology Group, Inc. (a)	30,758,859

		42,539,999

	Semiconductor Equipment Manufacturers & Related - 2.01%
1,201,168	Electro Scientific Industries, Inc. (a)	20,023,471
146,526	Verigy, Ltd. (Singapore) (a)	1,954,657

		21,978,128

	Software - 2.10%
844,670	Synopsys, Inc. (a)	22,915,897

	Telecommunications - 0.98%
146,151	Sycamore Networks, Inc.	3,048,710
1,442,374	Tellabs, Inc.	7,644,582

		10,693,292

	U.S. Real Estate Operating Companies - 5.85%
692,836	Alexander & Baldwin, Inc.	27,796,580
259,434	Alico, Inc.	6,514,388
322,646	Tejon Ranch Co. (a)	8,492,043
439,448	Vail Resorts, Inc. (a)	21,115,476

		63,918,487

	Total Common Stocks (Cost $787,666,528)	878,641,700

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund Portfolio of Investments (continued) at January 31, 2011 (Unaudited)

Investment Amount ($)			Value (Note 1)

Limited Partnerships - 0.84%

		Holding Companies - 0.84%
1,000,000		AP Alternative Assets, L.P. (Guernsey) (b)	$9,167,500

		Total Limited Partnerships (Cost $20,000,000)	9,167,500

Notional Amount (†)

Purchased Options - 0.23%

		Foreign Currency Put Options - 0.23%
75,000,000		Euro Currency, strike 1.20 Euro, expires 3/7/12 (a)	1,572,083
50,000,000		Japan Currency, strike 100 Yen, expires 10/24/13 (a)	991,250

		Total Purchased Options (Cost $3,687,500)	2,563,333

Purchased Swaptions - 0.11%
47,627,920	JPY	6 Month JPY-LIBOR, Put @ 3.22, expires 11/4/11 (a)	435,197
26,304,564	JPY	6 Month JPY-LIBOR, Put @ 4.42, expires 11/5/12 (a)	788,368

		Total Purchased Swaptions (Cost $1,242,500)	1,223,565

Principal Amount ($)

Short Term Investments - 11.44%

		U.S. Government Obligations - 11.44%
125,000,000		U.S. Treasury Bills, 0.13%-0.18%‡, due 2/17/11-6/16/11	124,955,079

		Total Short Term Investments (Cost $124,948,759)	124,955,079

Value (Note 1)

Total Investment Portfolio - 94.79%
(Cost $951,906,146)	$1,035,823,792
Other Assets less Liabilities - 5.21%	56,888,868

NET ASSETS - 100.00%	$1,092,712,660

Investor Class:
Net assets applicable to 280,867 shares outstanding	$6,008,509

Net asset value, offering and redemption price per share	$21.39

Institutional Class:
Net assets applicable to 50,758,838 shares outstanding	$1,086,704,151

Net asset value, offering and redemption price per share	$21.41

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund Portfolio of Investments (continued) at January 31, 2011 (Unaudited)

Notes:

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is subject to restrictions on resale.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Notional amount denominated in U.S. Dollars, unless otherwise noted.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	69.26%
Canada	7.11
Japan	5.93
Germany	4.38
Hong Kong	2.32
Guernsey	2.18
Belgium	1.90
Bermuda	1.53
Singapore	0.18

Total	94.79%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 1.38%

	Financials - 1.38%
	Lehman Brothers Holdings, Inc.*:
37,625,000	due 3/23/09 (d)	$9,171,094
12,375,000	due 5/25/10	3,016,406
50,000,000	due 1/24/13	12,687,500

	Total Corporate Debt Instruments
	(Cost $21,482,675)	24,875,000

Shares or Units

Common Stocks - 80.05%

	Forest Products & Paper - 2.76%
2,151,558	Weyerhaeuser Co.	49,873,114

	Non-U.S. Closed End Fund - 2.40%
6,349,051	ProLogis European Properties Fund
	Units (Luxembourg) (a)	43,464,026

	Non-U.S. Homebuilder - 3.09%
3,800,000	Bellway PLC (United Kingdom)	37,282,950
1,308,761	Berkeley Group (Holdings) PLC
	(United Kingdom) (a)	18,542,947

		55,825,897

	Non-U.S. Real Estate
	Consulting/Management - 1.03%
3,309,535	Savills PLC (United Kingdom)	18,591,881

	Non-U.S. Real Estate
	Investment Trusts - 7.83%
1,670,168	Derwent London PLC (United Kingdom)	42,003,008
10,400,712	Hammerson PLC (United Kingdom)	71,506,145
773,494	Klepierre (France)	28,127,825

		141,636,978

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating
	Companies - 38.81%
2,273,126	Brookfield Asset Management, Inc.,
	Class A (Canada)	$74,172,101
20,128,500	Capitaland, Ltd. (Singapore)	56,642,383
1,750,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	28,864,961
3,362,300	Daibiru Corp. (Japan)	28,633,622
14,975,637	Henderson Land Development Co.,
	Ltd. (Hong Kong)	103,818,073
4,989,000	Hongkong Land Holdings, Ltd.
	(Hong Kong)[1]	35,122,560
13,156,000	Hysan Development Co., Ltd.
	(Hong Kong)	62,770,959
2,572,000	Mitsubishi Estate Co., Ltd. (Japan)	48,569,688
2,431,000	Mitsui Fudosan Co., Ltd. (Japan)	49,401,901
25,000	NTT Urban Development Corp.
	(Japan)	25,767,544
21,869,072	Quintain Estates & Development
	PLC (United Kingdom) (a)	13,662,040
22,721,694	Songbird Estates PLC (United
	Kingdom) (a)	50,955,295
3,071,000	Sun Hung Kai Properties, Ltd.
	(Hong Kong)	51,205,325
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	72,559,240

		702,145,692

	U.S. Homebuilder - 2.58%
2,349,293	Lennar Corp., Class A	45,482,313
66,900	Ryland Group Inc. (The)	1,190,820

		46,673,133

	U.S. Real Estate Investment
	Trusts - 5.24%
1,850,298	First Industrial Realty Trust, Inc. (a)	18,910,046
862,024	Vornado Realty Trust	75,935,694

		94,845,740

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating
	Companies - 16.31%
500,500	Consolidated-Tomoka Land Co. (c)	$14,439,425
12,982,327	FNC Realty Corp. (a) (b) (c)	7,789,396
8,290,773	Forest City Enterprises, Inc.,
	Class A (a) (c)	140,196,971
28,893,141	Newhall Holding Co. LLC, Class A
	Units (a) (c)	46,229,025
1,228,228	St. Joe Co. (The) (a)	33,665,729
941,627	Tejon Ranch Co. (a)	24,783,623
7,354,979	Thomas Properties Group, Inc. (a) (c)	27,948,920

		295,053,089

	Total Common Stocks
	(Cost $1,227,657,870)	1,448,109,550

Investment Amount ($)

Limited Partnerships - 2.21%

	Investment Fund - 2.21%
34,000,000	Alliance Bernstein Legacy Securities
	(C1) L.P.[2] (a) (b) (c)	40,018,806

	Total Limited Partnerships
	(Cost $34,034,521)	40,018,806

Principal Amount ($)		Value (Note 1)

Short Term Investments - 11.27%

	U.S. Government Obligations - 11.27%
204,000,000	U.S. Treasury Bills, 0.13%-0.17%†,
	due 2/10/11-4/28/11 (e)	$203,964,744

	Total Short Term Investments
	(Cost $203,963,512)	203,964,744

	Total Investment Portfolio - 94.91%
	(Cost $1,487,138,578)	1,716,968,100
	Other Assets less
	Liabilities - 5.09%	92,098,002

	NET ASSETS - 100.00%	$1,809,066,102

	Investor Class:
	Net assets applicable to 1,563,114
	shares outstanding	$36,908,676

	Net asset value, offering and
	redemption price per share	$23.61

	Institutional Class:
	Net assets applicable to 75,009,442
	shares outstanding	$1,772,157,426

	Net asset value, offering and
	redemption price per share	$23.63

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/11	Unrealized Appreciation

11,628,710,000 JPY	JP Morgan Securities	10/29/12	$145,000,000	$143,948,098	$1,051,902

JPY: Japanese Yen
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Variable rate security.
(e)	A portion of this security is segregated for future fund commitments.
*	Issuer in default.
†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.
[2]	Cayman Islands exempted limited partnership.

Country Concentration

% of Net Assets

United States*	41.75%
Hong Kong	19.59
United Kingdom	13.96
Japan	8.42
Canada	4.10
Singapore	3.13
Luxembourg	2.40
France	1.56

Total	94.91%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at January 31, 2011
(Unaudited)

Shares		Value
or Units		(Note 1)

Common Stocks and Warrants - 94.55%

	Advertising - 2.44%
1,437,900	Asatsu-DK, Inc. (Japan)	$38,838,015

	Agriculture - 4.95%
6,761,364	Viterra, Inc. (Canada)	79,001,307

	Building & Construction
	Products/Services - 1.00%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	9,706,862
293,108	Titan Cement Co. S.A. (Greece)	6,196,210

		15,903,072

	Capital Goods - 2.15%
426,084	Nexans S.A. (France)	34,185,660

	Corporate Services - 0.66%
22,522,784	Boardroom, Ltd. (Singapore) (c)	10,563,332

	Dairy Products - 2.09%
10,496,839	Parmalat SpA (Italy)	33,270,602

	Diversified Operations - 6.23%
1,204,745	Antarchile S.A. (Chile)	23,943,060
3,381,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	39,420,915
479,698	Lundbergforetagen AB, Class B
	(Sweden)	35,878,895

		99,242,870

	Electronics Components - 7.65%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	121,926,905

	Forest Products & Paper - 8.07%
60,271,095	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d)	27,133,579
12,000,000	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d) (e)	5,402,307
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	43,628,118
2,265,983	Weyerhaeuser Co.	52,525,486

		128,689,490

Shares		Value
or Units		(Note 1)

	Holding Companies - 10.36%
805,584	Compagnie Nationale a Portefeuille
	(Belgium)	$44,581,869
3,323,400	Guoco Group, Ltd. (Hong Kong)[1]	43,052,260
1,270,888	Leucadia National Corp.	41,329,278
476,835	LG Corp. (South Korea) (a)	36,231,465

		165,194,872

	Insurance - 9.84%
349,693	Allianz SE (Germany)	48,572,462
235,793	Munich Re (Germany)	36,932,445
1,533,625	Sampo Oyj, Class A (Finland)	45,144,907
881,900	Tokio Marine Holdings, Inc. (Japan)	26,280,792

		156,930,606

	Investment Companies - 3.18%
12,099,065	Resolution, Ltd. (Guernsey)	50,661,491

	Machinery - 2.68%
500,304	Andritz AG (Austria)	42,681,812

	Media - 0.47%
642,497	Alma Media Corp. (Finland)	7,547,611

	Metals & Mining - 5.61%
4,605,000	Dundee Precious Metals, Inc.
	(Canada) (a)	35,870,575
500,400	Dundee Precious Metals, Inc. Warrants,
	expires 6/29/12 (Canada) (a) (d)	349,808
1,350,950	Dundee Precious Metals, Inc. Warrants,
	expires 11/20/15 (Canada) (a) (d)	6,934,521
926,246	Kinross Gold Corp. (Canada)	15,391,958
22,869	Kinross Gold Corp. Warrants,
	expires 9/17/14 (Canada) (a)	84,501
560,036	Newmont Mining Corp.	30,841,183

		89,472,546

	Non-U.S. Closed End Fund - 1.76%
4,105,180	ProLogis European Properties Fund
	Units (Luxembourg) (a)	28,103,042

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Shares		Value
or Units		(Note 1)

Common Stocks and Warrants (continued)

	Non-U.S. Real Estate Operating
	Companies - 4.81%
4,370,693	Atrium European Real Estate Ltd.
	(Jersey)	$26,551,610
666,900	Daibiru Corp. (Japan)	5,679,375
2,187,000	Mitsui Fudosan Co., Ltd. (Japan)	44,443,421

		76,674,406

	Oil & Gas Production &
	Services - 3.85%
846,861	Cenovus Energy, Inc. (Canada)	29,309,859
993,802	EnCana Corp. (Canada)	32,069,991

		61,379,850

	Other Financial - 3.43%
67,766,000	Yuanta Financial Holding Co., Ltd.
	(Taiwan)	54,606,781

	Pharmaceuticals - 3.41%
1,062,598	GlaxoSmithKline PLC
	(United Kingdom)	19,208,398
514,600	Sanofi-Aventis SA (France)	35,140,167

		54,348,565

	Technology - Hardware - 2.73%
70,685,750	United Microelectronics Corp.
	(Taiwan)	43,462,357

	Telecommunications - 5.32%
46,240,461	Netia S.A. (Poland) (a) (c)	84,874,433

	Transportation - 1.86%
4,279,000	Seino Holdings Co., Ltd. (Japan)	29,715,278

	Total Common Stocks and Warrants
	(Cost $1,323,013,681)	1,507,274,903

Notional		Value
Amount ($)		(Note 1)

Purchased Options - 0.08%

	Foreign Currency
	Put Options - 0.08%
75,000,000	Japan Currency, strike 95 Yen,
	expires 2/22/11(a)	$—
75,000,000	Japan Currency, strike 88 Yen,
	expires 12/2/11(a)	1,265,625

	Total Purchased Options
	(Cost $4,918,125)	1,265,625

Principal
Amount ($)

Short Term Investments - 1.88%

	U.S. Government Obligations - 1.88%
30,000,000	U.S. Treasury Bill, 0.13%†,
	due 3/31/11	29,993,499

	Total Short Term Investments
	(Cost $29,993,499)	29,993,499

	Total Investment Portfolio - 96.51%
	(Cost $1,357,925,305)	1,538,534,027
	Other Assets less
	Liabilities - 3.49%	55,624,736

	NET ASSETS - 100.00%	$1,594,158,763

	Investor Class:
	Net assets applicable to 534,022
	shares outstanding	$9,453,686

	Net asset value, offering and
	redemption price per share	$17.70

	Institutional Class:
	Net assets applicable to 89,449,096
	shares outstanding	$1,584,705,077

	Net asset value, offering and
	redemption price per share	$17.72

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is subject to restrictions on resale.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Annualized yield at date of purchase.
1	Incorporated in Bermuda.

Country Concentration
% of Net Assets

Canada	14.52%
United States*	9.78
Japan	9.09
Singapore	8.31
Taiwan	6.15
Germany	5.36
Poland	5.32
Hong Kong	5.17
France	4.35
New Zealand	3.35
Finland	3.31
Guernsey	3.18
Belgium	2.80
Austria	2.68
South Korea	2.27
Sweden	2.25
Italy	2.09
Luxembourg	1.76
Jersey	1.67
Chile	1.50
United Kingdom	1.21
Greece	0.39

Total	96.51%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 78.00%

	Aerospace - 1.79%
	Aveos Fleet Performance, Inc.:
858,156	Revolving Credit, 11.250%,
	due 3/12/13 (b)	$851,720
3,180,308	Term Loan, 11.250%,
	due 3/12/13 (b)	3,156,456
6,275,327	Term Loan B, 10.750%,
	due 3/12/15 (b)	5,961,561
9,000,000	DAE Aviation Holdings, Inc, 11.250%,
	due 8/1/15 (a)	9,472,500

		19,442,237

	Building Products - 3.99%
20,320,625	Ainsworth Lumber Co., Ltd., PIK,
	11.000%, due 7/29/15
	(Canada) (a)	20,193,621
21,841,000	Nortek, Inc., 10.000%,
	due 12/1/18 (a)	23,042,255

		43,235,876

	Chemicals - 7.10%
15,000,000	Basell Finance Co. BV, 8.100%,
	due 3/15/27 (Netherlands) (a)	16,875,000
18,000,000	CF Industries, Inc., 7.125%,
	due 5/1/20	20,047,500
13,000,000	Georgia Gulf Corp., 9.000%,
	due 1/15/17 (a)	14,413,750
22,373,575	Lyondell Chemical Co., 11.000%,
	due 5/1/18	25,617,743

		76,953,993

	Consumer Products - 2.29%
17,000,000	Armored Autogroup, Inc., 9.250%,
	due 11/1/18 (a)	17,531,250
7,000,000	Pactiv Corp., 5.875%, due 7/15/12	7,245,868

		24,777,118

Principal Amount ($)		Value (Note 1)

	Consumer Services - 0.86%
8,000,000	Trans Union LLC/Transunion
	Financing Corp., 11.375%,
	due 6/15/18 (a)	$9,320,000

	Diversified Manufacturing - 4.64%
9,000,000	Case New Holland, Inc., 7.875%,
	due 12/1/17 (a)	10,046,250
15,000,000	Pinafore LLC/Pinafore Inc., 9.000%,
	due 10/1/18 (a)	16,631,250
6,500,000	SPX Corp., 6.875%, due 9/1/17 (a)	7,020,000
15,000,000	Trimas Corp., 9.750%, due 12/15/17	16,612,500

		50,310,000

	Energy - 10.36%
	Anadarko Petroleum Corp.:
4,000,000	6.950%, due 6/15/19	4,497,116
13,000,000	6.450%, due 9/15/36	12,720,045
4,968,000	Chaparral Energy, Inc., 9.875%,
	due 10/1/20 (a)	5,477,220
4,503,994	Compton Petroleum Finance Corp.,
	10.000%, due 9/15/11 (Canada) (c)	4,413,914
10,350,000	Connacher Oil & Gas Ltd., 10.250%,
	due 12/15/15 (Canada) (a)	10,945,125
9,962,000	Denbury Resources, Inc., 8.250%,
	due 2/15/20	11,020,462
	Energy XXI Gulf Coast, Inc.:
7,979,400	10.000%, due 6/15/13	8,378,370
15,000,000	9.250%, due 12/15/17 (a)	16,012,500
12,500,000	Harvest Operations Corp., 6.875%,
	due 10/1/17 (Canada) (a)	12,953,125
4,000,000	Precision Drilling Corp., 6.625%,
	due 11/15/20 (Canada) (a)	4,145,000
10,350,000	Stallion Oilfield Holdings, Ltd.,
	10.500%, due 2/15/15 (a)	11,281,500
10,000,000	Trinidad Drilling, Ltd., 7.875%,
	due 1/15/19 (Canada) (a)	10,400,000

		112,244,377

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Entertainment - 0.57%
9,997,937	Hicks Sport Group LLC, Term Loan B,
	due 12/15/10* (b)	$6,148,731

	Environmental Control - 1.57%
15,000,000	EnergySolutions, Inc. /
	EnergySolutions LLC, 10.750%,
	due 8/15/18 (a)	17,025,000

	Financials - 11.37%
5,958,641	American Capital, Ltd., 7.960%,
	due 12/31/13 (a)	5,930,159
	American International Group, Inc.:
2,000,000	6.250%, due 3/15/37	1,852,500
14,500,000	8.175%, due 5/15/58 (b)	16,276,250
	CIT Group, Inc.:
5,745,499	7.000%, due 5/1/15	5,838,863
14,242,498	7.000%, due 5/1/16	14,420,529
4,739,498	7.000%, due 5/1/17	4,792,817
50,000,000	Lehman Brothers Holdings, Inc.,
	due 3/23/09* (b)	12,187,500
35,615,340	Marsico Parent Co. LLC, Term Loan B,
	5.313%, due 12/15/14 (b) (g)	28,195,490
	Nuveen Investments, Inc.:
21,350,000	10.500%, due 11/15/15	22,097,250
3,000,000	10.500%, due 11/15/15 (a)	3,105,000
7,925,000	Term Loan, 12.500%,
	due 7/31/15 (b)	8,585,414

		123,281,772

	Food & Beverage - 2.70%
12,500,000	NBTY, Inc., 9.000%, due 10/1/18 (a)	13,531,250
15,000,000	Pinnacle Foods Finance LLC/
	Pinnacle Foods Finance Corp.,
	9.250%, due 4/1/15	15,750,000

		29,281,250

Principal Amount ($)		Value (Note 1)

	Gaming - 5.20%
	Caesars Entertainment Operating
	Co., Inc.:
2,000,000	11.250%, due 6/1/17	$2,280,000
10,000,000	Term Loan B2, 3.303%,
	due 1/28/15 (b)	9,335,940
10,000,000	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK, 10.750%,
	due 1/15/17 (a)	10,475,000
	Marina District Finance Co., Inc.:
2,000,000	9.500%, due 10/15/15 (a)	2,040,000
10,850,000	9.875%, due 8/15/18 (a)	11,094,125
9,877,000	MGM Resorts International, 10.000%,
	due 11/1/16 (a)	10,346,158
10,350,000	Midwest Gaming Borrower LLC /
	Midwest Finance Corp., 11.625%,
	due 4/15/16 (a)	10,776,938

		56,348,161

	Healthcare - 4.89%
10,775,000	Biomet, Inc., PIK, 10.375%,
	due 10/15/17	12,121,875
	DaVita, Inc.:
3,000,000	6.375%, due 11/1/18	3,030,000
5,000,000	6.625%, due 11/1/20	5,100,000
10,000,000	InVentiv Health, Inc., 10.000%,
	due 8/15/18 (a)	10,150,000
13,910,000	Multiplan, Inc., 9.875%,
	due 9/1/18 (a)	15,040,187
6,908,000	Rotech Healthcare Inc., 10.750%,
	due 10/15/15	7,503,815

		52,945,877

	Industrials - 0.14%
1,500,000	Florida East Coast Railway Corp.,
	8.125%, due 2/1/17 (a)	1,563,750

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Media - 2.43%
	Clear Channel Communications, Inc.:
5,000,000	10.750%, due 8/1/16	$4,712,500
17,367,289	PIK, 11.000%, due 8/1/16	16,064,742
	Clear Channel Worldwide
	Holdings, Inc.:
1,000,000	9.250%, due 12/15/17	1,110,000
4,000,000	Series B, 9.250%,
	due 12/15/17	4,450,000

		26,337,242

	Metals & Mining - 2.44%
3,000,000	Cemex SAB de CV, 9.000%,
	due 1/11/18 (Mexico) (a)	3,090,000
8,000,000	International Coal Group, Inc.,
	9.125%, due 4/1/18	8,760,000
13,750,000	Murray Energy Corp., 10.250%,
	due 10/15/15 (a)	14,643,750

		26,493,750

	Packaging - 1.45%
	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC:
7,500,000	7.125%, due 4/15/19 (a)	7,781,250
7,500,000	9.000%, due 4/15/19 (a)	7,912,500

		15,693,750

	Technology - 1.70%
17,500,000	EVERTEC Inc., 11.000%,
	due 10/1/18 (a)	18,375,000

Principal Amount ($)		Value (Note 1)

	Telecommunications - 4.57%
	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	$12,403,912
6,150,000	10.500%, due 4/15/18 (a)	6,880,313
	Frontier Communications Corp.:
5,000,000	8.250%, due 4/15/17	5,625,000
5,000,000	8.500%, due 4/15/20	5,662,500
16,850,000	Intelsat Luxembourg SA, 11.250%,
	due 2/4/17 (Luxembourg)	18,998,375

		49,570,100

	Telecommunications
	Equipment - 0.96%
10,000,000	CommScope, Inc., 8.250%,
	due 1/15/19 (a)	10,425,000

	Transportation - 2.51%
25,000,000	Swift Services Holdings, Inc.,
	10.000%, due 11/15/18 (a)	27,156,250

	Utilities - 4.47%
6,000,000	Bosque Power Co. LLC, Term Loan,
	9.500%, due 12/10/14 (b)	4,203,750
11,350,000	Energy Future Holdings Corp.,
	10.250%, due 1/15/20 (a)	12,066,242
	NRG Energy Inc.:
7,000,000	7.375%, due 2/1/16	7,262,500
7,000,000	7.375%, due 1/15/17	7,297,500
	Texas Competitive Electric Holdings
	Co. LLC:
3,464,194	Term Loan B1, 3.763%,
	due 10/10/14 (b)	2,873,927
17,780,534	Term Loan B3, 3.763%,
	due 10/10/14 (b)	14,718,157

		48,422,076

	Total Corporate Debt Instruments
	(Cost $791,838,733)	845,351,310

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2011
(Unaudited)

Shares		Value (Note 1)

Preferred Stocks - 0.85%

	Energy - 0.85%
28,325	Energy XXI Bermuda Ltd.,
	5.625% (Bermuda)	$9,223,328

	Total Preferred Stocks
	(Cost $7,496,795)	9,223,328

Private Equities - 0.48%

	Financials - 0.48%
2,568,977	Cerberus CG Investor I LLC (e)	2,080,871
2,568,955	Cerberus CG Investor II LLC (e)	2,080,854
1,284,575	Cerberus CG Investor III LLC (e)	1,040,506

	Total Private Equities
	(Cost $3,837,449)	5,202,231

Common Stocks - 2.01%

	Aerospace - 0.59%
623,251	Aveos Fleet Performance, Inc. (d) (e)	6,388,320

	Automotive - 0.70%
208,333	General Motors Co. (e)	7,602,071

	Energy - 0.72%
247,695	Stallion Oilfield Holdings, Inc. (e) (f)	7,812,721

	Total Common Stocks
	(Cost $22,480,235)	21,803,112

	Total Investment Portfolio - 81.34%
	(Cost $825,653,212)	881,579,981
	Other Assets less
	Liabilities - 18.66%	202,302,564

	NET ASSETS - 100.00%	$1,083,882,545

Value (Note 1)

Investor Class:
Net assets applicable to 24,797,854
shares outstanding	$284,470,783

Net asset value, offering and
redemption price per share	$11.47

Institutional Class:
Net assets applicable to 69,716,402
shares outstanding	$799,411,762

Net asset value, offering and
redemption price per share	$11.47

PIK: Payment-in-kind.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The rate disclosed is in effect as of January 31, 2011.
(c)	Fair-valued security.
(d)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(e)	Non-income producing security.
(f)	Security is subject to restrictions on resale.
(g)	A portion of this security is segregated for future fund commitments.
*	Issuer in default.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States*	69.30%
Canada	5.82
Jamaica	1.78
Luxembourg	1.75
Netherlands	1.56
Bermuda	0.85
Mexico	0.28

Total	81.34%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Notes to Portfolios of Investments January 31, 2011 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust.

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At January 31, 2011, such securities had a total fair value of $68,319,093 or 1.34% of net assets of Third Avenue Value Fund, $44,185,122 or 4.04% of net assets of Third Avenue Small-Cap Value Fund, $47,808,202 or 2.64% of net assets of Third Avenue Real Estate Value Fund, $32,535,886 or 2.04% of net assets of Third Avenue International Value Fund, and $4,413,914 or 0.41% of net assets of Third Avenue Focused Credit Fund. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from

18

Third Avenue Trust
Notes to Portfolios of Investments (continued) January 31, 2011 (Unaudited)

market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of January 31, 2011:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices
Investments in Securities:
Common Stocks & Warrants:
Advertising	$—	$—	$—	$38,838,015	$—
Aerospace & Defense	—	782,429	—	—	—
Agriculture	—	42,115,642	—	79,001,307	—
Annuities & Mutual Fund Management & Sales	187,380,000	—	—	—	—
Automotive	320,957,714	—	—	—	7,602,071
Building & Construction Products/Services	—	—	—	15,903,072	—
Capital Goods	—	—	—	34,185,660	—
Chemical & Allied Products	—	42,463,737	—	—	—
Computer Peripherals	—	20,984,812	—	—	—
Consumer Products	—	26,932,599	—	—	—
Corporate Services	—	—	—	10,563,332	—
Dairy Products	—	—	—	33,270,602	—
Depository Institutions	120,705,731	—	—	—	—
Diversified Operations	489,038,081	—	—	99,242,870	—
Electronics Components	—	72,973,125	—	121,926,905	—
Energy/Services	—	75,688,360	—	—	—
Food Processing	—	12,484,367	—	—	—
Forest Products & Paper	—	33,270,580	49,873,114	96,153,604	—
Healthcare Services	—	48,138,953	—	—	—
Holding Companies	1,227,160,500	60,449,498	—	165,194,872	—
Industrial Equipment	—	19,361,451	—	—	—
Industrial Services	—	6,832,440	—	—	—
Information Technology Services	—	10,549,631	—	—	—
Insurance	—	—	—	156,930,606	—
Insurance & Reinsurance	—	43,314,943	—	—	—
Investment Companies	—	—	—	50,661,491	—
Life Insurance	—	26,609,859	—	—	—
Machinery	—	—	—	42,681,812	—
Media	—	13,008,917	—	7,547,611	—
Metals & Mining	—	—	—	89,472,546	—
Metals Manufacturing	—	49,026,739	—	—	—

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Mutual Holding Companies	$9,739,271	$—	$—	$—	$—
Non-U.S. Closed End Fund	—	—	43,464,026	28,103,042	—
Non-U.S. Homebuilder	—	—	55,825,897	—	—
Non-U.S. Real Estate Consulting/Management	—	—	18,591,881	—	—
Non-U.S. Real Estate Investment Trusts	—	—	141,636,978	—	—
Non-U.S. Real Estate Operating Companies	964,842,865	63,545,828	702,145,692	76,674,406	—
Oil & Gas	—	13,044,365	—	—	—
Oil & Gas Production & Services	362,972,459	—	—	61,379,850	—
Pharmaceuticals	—	—	—	54,348,565
Securities Trading Services	—	42,539,999	—	—	—
Semiconductor Equipment Manufacturers & Related	15,690,000	21,978,128	—	—	—
Software	—	22,915,897	—	—	—
Steel & Specialty Steel	357,490,000	—	—	—	—
Telecommunications	65,591,805	10,693,292	—	84,874,433	—
Transportation	—	—	—	29,715,278	—
U.S. Homebuilder	—	—	46,673,133	—	—
U.S. Real Estate Investment Trusts	—	—	94,845,740	—	—
U.S. Real Estate Operating Companies	238,597,188	63,918,487	241,034,668	—	—
Utilities, Utility Service Companies & Waste Management	149,181,762	—	—	—	—
Limited Partnerships:
Infrastructure	8,688,000	—	—	—	—
Preferred Stocks:
Energy	—	—	—	—	9,223,328
Insurance & Reinsurance	8,586	—	—	—	—

Total for Level 1 Securities	$4,518,043,962	$843,624,078	$1,394,091,129	$1,376,669,879	$16,825,399

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Aerospace	$—	$—	$—	$—	$6,388,320
Energy	—	—	—	—	7,812,721
Other Financial	—	—	—	54,606,781	—
Technology-Hardware	—	—	—	43,462,357	—
U.S. Real Estate Operating Companies	—	—	46,229,025	—	—
Corporate Debt Instruments#	128,963,350	19,272,615	24,875,000	—	840,937,396
Private Equities:
Financials	—	—	—	—	5,202,231
Purchased Options:
Foreign Currency Put Options	—	2,563,333	—	1,265,625	—
Purchased Swaptions:	—	1,223,565	—	—	—
Short Term Investments:
U.S. Government Obligations	99,978,331	124,955,079	203,964,744	29,993,499	—

Total for Level 2 Securities	228,941,681	148,014,592	275,068,769	129,328,262	860,340,668

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Auto Supply	—*	—	—	—	—
Consumer Products	26,318	—	—	—	—
Energy	—	—	—	—	4,413,914
Financial Insurance	555,000	—	—	—	—
Forest Products & Paper	—	9,692,797	—	32,535,886	—
Holding Companies	—	25,324,825	—	—	—
Insurance & Reinsurance	205,692	—	—	—	—
Manufactured Housing	35,428,724	—	—	—	—
U.S. Real Estate Operating Companies	11,385,493	—	7,789,396	—	—
Limited Partnerships:
Holding Companies	—	9,167,500	—	—	—
Insurance & Reinsurance	367,955	—	—	—	—
Investment Fund	—	—	40,018,806	—	—
Preferred Stocks:
Insurance & Reinsurance	216,372	—	—	—	—
Corporate Debt Instruments#	20,133,539	—	—	—	—

Total for Level 3 Securities	68,319,093	44,185,122	47,808,202	32,535,886	4,413,914

Total Value of Investments	$4,815,304,736	$1,035,823,792	$1,716,968,100	$1,538,534,027	$881,579,981

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs Forward Foreign Currency Contracts	$—	$—	$1,051,902	$—	$—

Total Appreciation in Other Financials Instruments	$—	$—	$1,051,902	$—	$—

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
†	Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of the close of local markets.
*	Securities have zero values.

During the period ending January 31, 2011, the Funds recognized no significant transfers to/from Level 1 and Level 2 due to application of fair value factors during the year.

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/10 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases	Transfer into Level 3	Balance as of 1/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$—	*	$—	$—	$—	$—	*	$—
Consumer Products	26,318		—	—	—	26,318		—
Financial Insurance	555,000		—	—	—	555,000		—
Insurance & Reinsurance	191,667		14,025	—	—	205,692		14,025
Manufactured Housing	35,000,000		428,724	—	—	35,428,724		428,724
U.S. Real Estate Operating Companies	10,436,702		948,791	—	—	11,385,493		948,791
Corporate Debt Instruments#	7,102,886		(969,347)	14,000,000	—	20,133,539		(969,347)
Limited Partnerships:
Insurance & Reinsurance	367,955		—	—	—	367,955		—
Preferred Stocks:
Insurance & Reinsurance	216,372		—	—	—	216,372		—

Total	$53,896,900		$422,193	$14,000,000	$—	$68,319,093		$422,193

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$4,447,931		$5,244,866	$—	$—	$9,692,797		$5,244,866
Holding Companies	—		7,524,307	—	17,800,518	25,324,825		7,524,307
Limited Partnerships:
Holding Companies	7,144,000		2,023,500	—	—	9,167,500		2,023,500

Total	$11,591,931		$14,792,673	$—	$17,800,518	$44,185,122		$14,792,673

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Reconciliation of Level 3 Investments (continued):

	Balance as of 10/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation)	Bond Discount	Transfer out of Level 3	Balance as of 1/31/11 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate Operating Companies	$7,140,280	$649,116	$—	$—	$7,789,396	$649,116
Limited Partnerships:
Investment Fund	38,735,530	1,283,276	—	—	40,018,806	1,283,276

Total	$45,875,810	$1,932,392	$—	$—	$47,808,202	$1,932,392

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$14,930,405	$17,605,481	$—	$—	$32,535,886	$17,605,481

Third Avenue Focused Credit Fund
Private Equities:
Financials	$14,300,000	$—	$—	$(14,300,000)	$—	$—
Corporate Debt Instruments#	14,676,415	(24,772)	24,771	(10,262,500)	4,413,914	(24,772)

Total	$28,976,415	$(24,772)	$24,771	$(24,562,500)	$4,413,914	$(24,772)

*	Securities have zero values.
#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Security transactions and investment income:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

Forward foreign currency contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency contracts to hedge or manage these exposures. The Funds also buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation (depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Option contracts:
The Funds purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Swaptions:
The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When the Funds write a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Funds as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Funds only enter into swaption contracts with counterparties that meet certain standards of creditworthiness. The Funds bear the market risk arising from any change in index values or interest rates.

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

Floating rate obligations:
The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be a formula based on, or reflect the passing through of, floating interest payments on an underlying collateral pool. These obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of January 31, 2011:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$1,568,496,633	$214,733,656	$336,593,476	$327,199,347	$63,132,688
Gross unrealized depreciation	(516,030,184)	(130,816,010)	(106,763,954)	(146,590,625)	(7,205,919)

Net unrealized appreciation	$1,052,466,449	$83,917,646	$229,829,522	$180,608,722	$55,926,769

Aggregate book cost	$3,762,838,287	$951,906,146	$1,487,138,578	$1,357,925,305	$825,653,212

3. COMMITMENTS AND CONTINGENCIES

At January 31, 2011, the Funds had the following commitments and contingencies:

Fund	Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Third Avenue Real	Alliance Bernstein Legacy	Limited
Estate Value Fund	Securities (C1) L.P.	Partnership	$40,000,000	$34,000,000	$6,000,000
Third Avenue Focused	Aveos Fleet	Revolving
Credit Fund	Performance, Inc.	Credit	2,574,468	858,156	1,716,312

Third Avenue Focused Credit Fund may enter into senior unsecured bridge financing commitments. Bridge financing commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

28

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2011
(Unaudited)

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

29

BOARD OF TRUSTEES
Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust
By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 28, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 28, 2011

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	February 28, 2011